United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2012

Date of Reporting Period: Quarter ended 07/31/2011

Item 1. Schedule of Investments

Federated Automated Government Cash Reserves

Portfolio of Investments

July 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 66.7%
$54,500,000	[1]	Federal Farm Credit System Discount Notes, 0.020% - 0.290%, 8/4/2011 - 11/9/2011	$54,491,760
42,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.077% - 0.237%, 8/6/2011 - 8/27/2011	42,000,610
63,550,000	[1]	Federal Home Loan Bank System Discount Notes, 0.020% - 0.170%, 8/3/2011 - 9/30/2011	63,547,614
36,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.096% - 0.166%, 8/3/2011 - 8/25/2011	36,497,758
62,320,000		Federal Home Loan Bank System Notes, 0.100% - 5.375%, 8/1/2011 - 2/13/2012	62,506,853
20,667,000	[1]	Tennessee Valley Authority Discount Note, 0.210%, 9/22/2011	20,660,731
		TOTAL GOVERNMENT AGENCIES	279,705,326
		U.S. TREASURY – 20.8%
60,000,000	[1]	United States Treasury Bill, 0.045%, 8/11/2011	59,999,250
4,000,000	[1]	United States Treasury Bill, 0.165%, 9/15/2011	3,999,175
9,000,000		United States Treasury Note, 0.750%, 11/30/2011	9,020,317
2,000,000		United States Treasury Note, 1.000%, 10/31/2011	2,004,632
12,000,000		United States Treasury Note, 1.000%, 8/31/2011	12,009,229
		TOTAL U.S. TREASURY	87,032,603
		TOTAL INVESTMENTS — 87.5% (AT AMORTIZED COST)[3]	366,737,929
		OTHER ASSETS AND LIABILITIES - NET — 12.5%[4]	52,380,486
		TOTAL NET ASSETS — 100%	$419,118,415
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a receivable for investments sold on July 31, 2011.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Federated U.S. Treasury Cash Reserves

Portfolio of Investments

July 31, 2011 (unaudited)

Principal Amount		Value
	U.S. TREASURY – 81.1%
	U.S. Treasury Bills – 56.1%[1]
$110,075,000	United States Treasury Bill, 0.110%, 10/13/2011	110,050,447
250,000,000	United States Treasury Bill, 0.120%, 9/15/2011	249,962,500
1,320,000,000	United States Treasury Bills, 0.010% - 0.030%, 8/18/2011	1,319,986,494
4,703,100,000	United States Treasury Bills, 0.010% - 0.045%, 8/11/2011	4,703,068,241
600,000,000	United States Treasury Bills, 0.028% - 0.175%, 9/29/2011	599,900,437
1,444,250,000	United States Treasury Bills, 0.050% - 0.055%, 8/25/2011	1,444,201,711
	TOTAL	8,427,169,830
	U.S. Treasury Notes – 25.0%
95,000,000	United States Treasury Note, 1.000%, 12/31/2011	95,340,728
198,509,000	United States Treasury Note, 5.000%, 8/15/2011	198,885,687
660,000,000	United States Treasury Notes, 1.000% - 4.500%, 9/30/2011	662,298,312
1,212,000,000	United States Treasury Notes, 1.000% - 4.625%, 10/31/2011	1,216,629,183
1,581,646,000	United States Treasury Notes, 1.000% - 4.625%, 8/31/2011	1,583,021,864
	TOTAL	3,756,175,774
	TOTAL INVESTMENTS — 81.1% (AT AMORTIZED COST)[2]	12,183,345,604
	OTHER ASSETS AND LIABILITIES - NET — 18.9%[3]	2,832,438,201
	TOTAL NET ASSETS — 100%	$15,015,783,805
1	Discount rate at the time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a receivable for investments sold on July 31, 2011.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2, input in valuing the Fund's assets.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 21, 2011